Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Ordinary Shares	Deferred Shares	Deferred B Shares	Deferred C Shares	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive gain/(loss)	Accumulated deficit
Beginning balance at Dec. 31, 2017	$ 137,514					$ 1	$ 0	$ 0	$ 0	$ 195,644	$ (2,705)	$ (55,426)
Beginning balance, shares at Dec. 31, 2017						30,004,605	0	0	0
Stockholders' Equity
Share-based compensation expense	5,905									5,905
Restricted shares - forfeited, shares						(5,482)
Issuance of shares, net of issuance costs	156,370					$ 1		$ 118		156,369
Issuance of shares, net of issuance costs (shares)						10,147,059	34,425	88,893,548	1
Unrealized gain on foreign currency translation	(7,215)										(7,215)
Net loss	(37,227)											(37,227)
Ending balance at Sep. 30, 2018	255,465					$ 2	$ 0	$ 118	$ 0	357,918	(9,920)	(92,653)
Ending balance, shares at Sep. 30, 2018						40,146,182.000	34,425.000	88,893,548.000	1.000
Beginning balance at Jun. 30, 2018	267,106					$ 2	$ 0	$ 118	$ 0	355,726	(8,947)	(79,793)
Beginning balance, shares at Jun. 30, 2018						40,149,586	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	2,192									2,192
Restricted shares - forfeited, shares						(3,404)
Unrealized gain on foreign currency translation	(973)										(973)
Net loss	(12,860)											(12,860)
Ending balance at Sep. 30, 2018	255,465					$ 2	$ 0	$ 118	$ 0	357,918	(9,920)	(92,653)
Ending balance, shares at Sep. 30, 2018						40,146,182.000	34,425.000	88,893,548.000	1.000
Beginning balance at Dec. 31, 2018	$ 232,642					$ 2	$ 0	$ 118	$ 0	361,311	(15,488)	(113,301)
Beginning balance, shares at Dec. 31, 2018	129,073,591	40,145,617	34,425	88,893,548	1	40,145,617	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	$ 23,940									23,940
Restricted shares - forfeited, shares						(380)
Exercise of stock options	$ 14									14
Exercise of stock options, shares	7,141					7,141
Issuance of shares, net of issuance costs	$ 108,815									108,815
Issuance of shares, net of issuance costs (shares)						4,830,000
Unrealized gain on foreign currency translation	(12,865)										(12,865)
Net loss	(82,905)											(82,905)
Ending balance at Sep. 30, 2019	$ 269,641					$ 2	$ 0	$ 118	$ 0	494,080	(28,353)	(196,206)
Ending balance, shares at Sep. 30, 2019	133,910,352	44,982,378	34,425	88,893,548	1	44,982,378	34,425	88,893,548	1
Beginning balance at Jun. 30, 2019	$ 298,222					$ 2	$ 0	$ 118	$ 0	486,369	(19,309)	(168,958)
Beginning balance, shares at Jun. 30, 2019						44,981,860	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	7,709									7,709
Exercise of stock options	2									2
Exercise of stock options, shares						518
Unrealized gain on foreign currency translation	(9,044)										(9,044)
Net loss	(27,248)
Ending balance at Sep. 30, 2019	$ 269,641					$ 2	$ 0	$ 118	$ 0	$ 494,080	$ (28,353)	$ (196,206)
Ending balance, shares at Sep. 30, 2019	133,910,352	44,982,378	34,425	88,893,548	1	44,982,378	34,425	88,893,548	1